Investment Strategy - Natixis Funds Trust II	Dec. 31, 2025
Loomis Sayles Strategic Alpha Fund
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]
The Fund has an absolute total return investment objective, which means that it is not managed relative to an index and that it attempts to achieve positive total returns over a full market cycle. The Fund intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management strategies to mitigate downside risk. The Fund may invest up to 100% of its total assets in below investment grade fixed-income securities (also known as “junk bonds”) and derivatives that have returns related to the returns on below investment grade fixed-income securities, although it is expected that, under normal market conditions, the Fund’s net exposure (i.e., long exposures obtained through direct investments in securities and in derivatives minus short exposures obtained through derivatives) to below investment grade fixed-income assets generally will not exceed 50% of the Fund’s total assets. Below investment-grade fixed-income securities are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. or S&P Global Ratings (“S&P”)) have rated the securities in one of their respective top four ratings categories). Under normal market conditions, the Fund also may invest up to 50% of its total assets in investments denominated in non-U.S. currencies and related derivatives, including up to 20% in investments denominated in emerging market currencies and related derivatives. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments. The Fund defines an “emerging market currency” as a currency of a country that carries a sovereign debt quality rating that is rated below investment grade by either S&P or Moody’s, or is unrated by both S&P and Moody’s. Currency positions that are intended to hedge the Fund’s non-U.S. currency exposure (i.e., currency positions that are not made for investment purposes) will offset positions in the same currency that are made for investment purposes when calculating the limitation on investments in non-U.S. and emerging market currency investments because the Fund believes that hedging a currency position is likely to negate some or all of the currency risk associated with the original currency position. The Fund does not have limits on the duration of its portfolio, and the Fund’s duration will change over time. The Fund also may invest in equity securities (including preferred stocks) as well as derivatives whose returns are linked to the returns of equity securities.
In selecting investments for the Fund, the Adviser develops long-term portfolio themes driven by macro-economic indicators. These include global economic trends, demographic trends and labor supply, analysis of global capital flows and assessments of geopolitical factors. The Adviser then develops shorter-term portfolio strategies based on factors including, but not limited to, economic, credit and Federal Reserve cycles, and top-down sector valuations and bottom-up security valuations. The Adviser seeks to actively manage risk, with a focus on managing the Fund’s exposure to credit, interest rate and currency risks in relation to the market. Additionally, the portfolio managers will use risk management tools, such as models that evaluate risk correlation to various market factors or asset classes, to seek to manage risk on an ongoing basis. The portfolio management team expects to actively evaluate each investment idea and to decide to buy or sell an investment based upon: (i) its return potential; (ii) its level of risk; and (iii) its fit within the team’s overall macro strategy, with the goal of continually optimizing the Fund’s portfolio. The Adviser incorporates systematic and quantitative models with respect to selection of certain investments.
The Adviser currently targets an annualized volatility range of 4% to 6% (as measured by the standard deviation of the Fund’s returns). The Fund’s actual or realized volatility during certain periods or over time may materially exceed or be lower than its target volatility range for various reasons, including changes in market levels of volatility and because the Fund’s portfolio may include instruments that are inherently volatile. This would increase the risk of investing in the Fund.
The Fund will pursue its investment goal by obtaining long investment exposures through investments in securities and derivatives and short investment exposures substantially through derivatives. A “long” investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index. A “short” investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index. The value of the Fund’s long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management or yield curve management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.
Fixed-Income Investments. In connection with its principal investment strategies, the Fund may invest in a broad range of U.S. and non-U.S. fixed-income securities, including, but not limited to, corporate bonds, municipal securities, U.S. and non-U.S. government securities (including their agencies, instrumentalities and sponsored entities), securities of supranational entities, emerging market securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, other mortgage-related securities (such as adjustable rate mortgage securities), asset-backed securities, collateralized loan obligations, bank loans, convertible bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), other privately placed investments such as private credit investments, real estate investment trusts (“REITs”), zero-coupon securities, step coupon securities, pay-in-kind (“PIK”) securities, inflation-linked bonds, variable and floating rate securities, private placements and commercial paper.
Non-U.S. Currency Investments. Under normal market conditions, the Fund may engage in a broad range of transactions involving non-U.S. and emerging market currencies, including, but not limited to, purchasing and selling forward currency exchange contracts in non-U.S. or emerging market currencies, investing in non-U.S. currency futures contracts, investing in options on non-U.S. currencies and non-U.S. currency futures, investing in cross-currency instruments (such as swaps), investing directly in non-U.S. currencies and investing in securities denominated in non-U.S. currencies. The Fund may engage in non-U.S. currency transactions for investment or for hedging purposes.
Derivative Investments. For investment and hedging purposes, the Fund may invest substantially in a broad range of derivatives instruments and sometimes the majority of its investment returns will derive from its derivative investments. These derivative instruments include, but are not limited to, futures contracts (such as treasury futures and index futures), forward contracts, options (such as options on futures contracts, options on securities, interest rate/bond options, currency options, options on swaps and over-the-counter (“OTC”) options), warrants (such as non-U.S. currency warrants), swap transactions (such as interest rate swaps, total return swaps and index swaps) and structured notes (such as equity-linked notes). In addition, the Fund may invest in credit derivative products that may be used to manage default risk and credit exposure. Examples of such products include, but are not limited to, credit default swap index products (such as LCDX, CMBX and ABX index products), single name credit default swaps, loan credit default swaps and asset-backed credit default swaps. The Fund may, at times, invest substantially all of its assets in derivatives and securities used to support its obligations under those derivatives. The Fund’s strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.
Equity Investments. In connection with its principal investment strategies, the Fund may invest in common stocks, preferred stocks and convertible preferred stocks.
The Fund expects to engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.
The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the market value, the notional value, an adjusted notional value or some other measure of the value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund’s real economic exposure. The total notional value of the Fund’s derivative instruments may significantly exceed the total value of the Fund’s assets.
Although the Fund seeks positive total returns over time, the Fund’s investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative performance and may underperform during periods of strong market performance. There can be no assurance that the Fund’s returns over time or during any period will be positive.

Natixis Oakmark Fund
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund primarily invests in common stocks of U.S. companies. The Fund generally invests in securities of larger-capitalization companies in any industry. Harris Associates L.P. (“Harris Associates”) uses a value investment philosophy in selecting equity securities, including common stocks. This value investment philosophy is based upon the belief that, over time, a company’s stock price converges with the company’s intrinsic value. By “intrinsic value,” Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below what Harris Associates believes is a company’s intrinsic value presents the best opportunity to achieve the Fund’s investment objectives.
Harris Associates uses this value investment philosophy to identify companies that it believes have discounted stock prices compared to what Harris Associates believes are the companies’ intrinsic values. In assessing such companies, Harris Associates looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management alignment with shareholders.
Once Harris Associates identifies a stock that it believes is selling at a significant discount to Harris Associates’ estimate of intrinsic value and that the issuer has one or more of the additional qualities mentioned above, Harris Associates generally will consider buying that security for the Fund. Harris Associates usually sells a security when the price approaches its estimated value or the issuer’s fundamentals change. Harris Associates monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer’s fundamentals. The Fund’s portfolio typically holds 30 to 60 stocks.

Vaughan Nelson Mid Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in mid-capitalization companies. For these purposes, mid-capitalization companies are those that, at the time of purchase, have market capitalizations within the capitalization range of the Russell Midcap® Value Index, an unmanaged index that measures the performance of companies with lower price-to-book ratios and lower forecasted growth values within the broader Russell Midcap® Index. While the market capitalization range for the Russell Midcap® Value Index fluctuates, at December 31, 2025, it was $1.1 billion to $88.9 billion. However, the Fund may invest in companies with smaller or larger capitalizations. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, real estate investment trusts (“REITs”) or other trusts and similar securities representing direct or indirect ownership interests in business organizations.
Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) invests in medium-capitalization companies with a focus on those companies meeting Vaughan Nelson’s return expectations. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
•	Companies earning a positive return on capital with stable-to-improving returns.
•	Companies valued at a discount to their asset value.
•	Companies with an attractive and sustainable dividend level.
In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:
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Vaughan Nelson employs a value-driven investment philosophy that selects stocks selling at a relatively low value based on business fundamentals, economic margin analysis and discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.

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Vaughan Nelson uses fundamental analysis to construct a portfolio that, in the opinion of Vaughan Nelson, is made up of quality companies with the potential to provide significant increases in share price over a three year period.

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Vaughan Nelson will generally sell a security when it reaches Vaughan Nelson’s price target or when the issuer shows a change in financial condition, competitive pressures, poor management decisions or internal or external forces reducing future expected returns from those expected at the time of investment.

The Fund may also:
•	Invest in foreign securities, including emerging markets securities.
•	Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940.
•	Invest in REITs.
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Invest in securities offered in initial public offerings (“IPOs”), securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), and other privately placed investments such as private equity investments.